FAIR VALUE MEASUREMENTS - Monte Carlo model for the Earnout liability (Details)	Mar. 31, 2024 $ / shares	Feb. 09, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Earnout liability	1.60	10.26
Revenue volatility
FAIR VALUE MEASUREMENTS
Earnout liability	15.00	15.00
Discount factor for revenue
FAIR VALUE MEASUREMENTS
Earnout liability	96.9	99.5